Share Based Compensation - Summary of share based compensation (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure of share based compensation [Line Items]
Total share based compensation	$ 1,608	$ 7,978	$ 11,509	$ 9,608
Stock Options [member]
Disclosure of share based compensation [Line Items]
Equity settled share based compensation	611	513	1,145	1,029
RSUs
Disclosure of share based compensation [Line Items]
Equity settled share based compensation	886	793	1,694	1,602
PSUs
Disclosure of share based compensation [Line Items]
Cash settled share based compensation	$ 111	$ 6,672	$ 8,670	$ 6,977